UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22165

Allstate Financial Investment Trust
(Exact name of registrant as specified in charter)

3100 Sanders Road Suite J5B Northbrook, IL		60062-7154
(Address of principal executive offices)		(Zip code)

Joseph P. Rath Allstate Financial Investment Trust 3100 Sanders Road Suite J5B Northbrook, IL 60062-7154
(Name and address of agent for service)

Registrant's telephone number, including area code:		(847) 402-2532

Date of fiscal year end:	August 31, 2008

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Allstate ClearTarget 2005 Retirement Fund

PORTFOLIO OF INVESTMENTS

May 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS – 105.5%
INVESTMENT COMPANIES – 105.5%
AllianceBernstein Global Real Estate Investment Portfolio	2,666	$29,775
AllianceBernstein High Yield Portfolio	1,772	16,817
AllianceBernstein Inflation-Protected Securities Portfolio	4,068	42,878
AllianceBernstein Intermediate Duration Bond Portfolio	4,566	44,885
AllianceBernstein International Growth Portfolio	1,573	21,437
AllianceBernstein International Value Portfolio	1,661	21,580
AllianceBernstein Short Duration Bond Portfolio	1,814	17,246
AllianceBernstein Small-Mid Cap Growth Portfolio	706	9,353
AllianceBernstein Small-Mid Cap Value Portfolio	775	9,306
Allstate Large Cap Index Fund(a)*	7,860	82,607

Total Investments – 105.5% (cost $293,075)		295,884
Other assets less liabilities – (5.5)%		(15,384)

Net Assets – 100%		$280,500

(a)	Affiliated security.
*	Non-income producing security.

1

Allstate ClearTarget 2010 Retirement Fund

PORTFOLIO OF INVESTMENTS

May 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS – 105.5%
INVESTMENT COMPANIES – 105.5%
AllianceBernstein Global Real Estate Investment Portfolio	2,646	$29,559
AllianceBernstein High Yield Portfolio	2,161	20,504
AllianceBernstein Inflation-Protected Securities Portfolio	3,380	35,621
AllianceBernstein Intermediate Duration Bond Portfolio	3,943	38,762
AllianceBernstein International Growth Portfolio	1,845	25,141
AllianceBernstein International Value Portfolio	1,948	25,309
AllianceBernstein Small-Mid Cap Growth Portfolio	927	12,280
AllianceBernstein Small-Mid Cap Value Portfolio	1,017	12,219
Allstate Large Cap Index Fund(a)*	9,015	94,746

Total Investments – 105.5% (cost $290,546)		294,141
Other assets less liabilities – (5.5)%		(15,378)

Net Assets – 100%		$278,763

(a)	Affiliated security.
*	Non-income producing security.

1

Allstate ClearTarget 2015 Retirement Fund

PORTFOLIO OF INVESTMENTS

May 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS – 105.5%
INVESTMENT COMPANIES – 105.5%
AllianceBernstein Global Real Estate Investment Portfolio	2,660	$29,709
AllianceBernstein High Yield Portfolio	2,171	20,607
AllianceBernstein Inflation-Protected Securities Portfolio	2,010	21,187
AllianceBernstein Intermediate Duration Bond Portfolio	3,367	33,098
AllianceBernstein International Growth Portfolio	2,089	28,470
AllianceBernstein International Value Portfolio	2,206	28,660
AllianceBernstein Small-Mid Cap Growth Portfolio	1,139	15,082
AllianceBernstein Small-Mid Cap Value Portfolio	1,250	15,007
Allstate Large Cap Index Fund(a)*	9,913	104,182

Total Investments – 105.5% (cost $291,774)		296,002
Other assets less liabilities – (5.5)%		(15,377)

Net Assets – 100%		$280,625

(a)	Affiliated security.
*	Non-income producing security.

1

Allstate ClearTarget 2020 Retirement Fund

PORTFOLIO OF INVESTMENTS

May 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS – 106.4%
INVESTMENT COMPANIES – 106.4%
AllianceBernstein Global Real Estate Investment Portfolio	1,432	$15,993
AllianceBernstein High Yield Portfolio	1,165	11,059
AllianceBernstein Inflation-Protected Securities Portfolio	387	4,076
AllianceBernstein Intermediate Duration Bond Portfolio	1,431	14,070
AllianceBernstein International Growth Portfolio	1,256	17,116
AllianceBernstein International Value Portfolio	1,325	17,216
AllianceBernstein Small-Mid Cap Growth Portfolio	697	9,229
AllianceBernstein Small-Mid Cap Value Portfolio	764	9,173
Allstate Large Cap Index Fund(a)*	5,830	61,269

Total Investments – 106.4% (cost $154,695)		159,201
Other assets less liabilities – (6.4)%		(9,602)

Net Assets – 100%		$149,599

(a)	Affiliated security.
*	Non-income producing security.

1

Allstate ClearTarget 2030 Retirement Fund

PORTFOLIO OF INVESTMENTS

May 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS – 106.1%
INVESTMENT COMPANIES – 106.1%
AllianceBernstein Global Real Estate Investment Portfolio	944	$10,548
AllianceBernstein High Yield Portfolio	571	5,414
AllianceBernstein Intermediate Duration Bond Portfolio	843	8,288
AllianceBernstein International Growth Portfolio	1,566	21,348
AllianceBernstein International Value Portfolio	1,656	21,512
AllianceBernstein Small-Mid Cap Growth Portfolio	894	11,833
AllianceBernstein Small-Mid Cap Value Portfolio	983	11,811
Allstate Large Cap Index Fund(a)*	7,275	76,459

Total Investments – 106.1% (cost $161,923)		167,213
Other assets less liabilities – (6.1)%		(9,601)

Net Assets – 100%		$157,612

(a)	Affiliated security.
*	Non-income producing security.

1

Allstate ClearTarget 2040 Retirement Fund

PORTFOLIO OF INVESTMENTS

May 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS – 105.4%
INVESTMENT COMPANIES – 105.4%
AllianceBernstein Global Real Estate Investment Portfolio	765	$8,540
AllianceBernstein Intermediate Duration Bond Portfolio	854	8,399
AllianceBernstein International Growth Portfolio	1,669	22,755
AllianceBernstein International Value Portfolio	1,762	22,891
AllianceBernstein Small-Mid Cap Growth Portfolio	983	13,010
AllianceBernstein Small-Mid Cap Value Portfolio	1,077	12,933
Allstate Large Cap Index Fund(a)*	7,798	81,960

Total Investments – 105.4% (cost $164,866)		170,488
Other assets less liabilities – (5.4)%		(8,748)

Net Assets – 100%		$161,740

(a)	Affiliated security.
*	Non-income producing security.

1

Allstate ClearTarget 2050 Retirement Fund

PORTFOLIO OF INVESTMENTS

May 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS – 105.9%
INVESTMENT COMPANIES – 105.9%
AllianceBernstein Global Real Estate Investment Portfolio	709	$7,916
AllianceBernstein Intermediate Duration Bond Portfolio	792	7,781
AllianceBernstein International Growth Portfolio	1,547	21,082
AllianceBernstein International Value Portfolio	1,632	21,206
AllianceBernstein Small-Mid Cap Growth Portfolio	911	12,064
AllianceBernstein Small-Mid Cap Value Portfolio	998	11,990
Allstate Large Cap Index Fund(a)*	7,226	75,941

Total Investments – 105.9% (cost $152,456)		157,980
Other assets less liabilities – (5.9)%		(8,747)

Net Assets – 100%		$149,233

(a)	Affiliated security.
*	Non-income producing security.

1

Allstate Large Cap Index Fund

PORTFOLIO OF INVESTMENTS

May 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS – 98.2%
Consumer Discretionary – 8.4%
Auto Components – 0.2%
Goodyear Tire & Rubber Co/The*	113	$2,871
Johnson Controls, Inc.	277	9,435
		12,306
Automobiles – 0.3%
Ford Motor Co.*	1,061	7,215
General Motors Corp.	229	3,916
Harley-Davidson, Inc.	112	4,656
		15,787
Distributors – 0.1%
Genuine Parts Co.	78	3,433

Diversified Consumer Services – 0.1%
Apollo Group, Inc.*	63	3,011
H&R Block, Inc.	150	3,501
		6,512
Hotels Restaurants & Leisure – 1.3%
Carnival Corp.	205	8,212
Darden Restaurants, Inc.	67	2,295
International Game Technology	146	5,206
Marriott International Inc.	141	4,640
McDonald’s Corp.	540	32,033
Starbucks Corp.*	342	6,221
Starwood Hotels & Resorts Worldwide, Inc.	88	4,259
Wendy’s International, Inc.	40	1,187
Wyndham Worldwide Corp.	83	1,816
Yum! Brands, Inc.	224	8,893
		74,762
Household Durables – 0.4%
Black & Decker Corp.	29	1,876
Centex Corp.	56	1,054
DR Horton, Inc.	128	1,627
Fortune Brands, Inc.	72	5,003
Harman International Industries, Inc.	28	1,252
KB Home	35	718
Leggett & Platt, Inc.	79	1,509
Lennar Corp.	67	1,131
Newell Rubbermaid, Inc.	129	2,590

	Shares	Value

Pulte Homes, Inc.	99	$1,211
Snap-On, Inc.	27	1,672
Stanley Works/The	36	1,749
Whirlpool Corp.	35	2,579
		23,971
Internet & Catalog Retail – 0.3%
Amazon.Com, Inc.*	144	11,753
Expedia, Inc.*	97	2,352
IAC/InterActiveCorp*	85	1,917
		16,022
Leisure Equipment & Products – 0.1%
Brunswick Corp.	40	548
Eastman Kodak Co.	135	2,068
Hasbro, Inc.	68	2,464
Mattel, Inc.	169	3,404
		8,484
Media – 2.9%
CBS Corp.	318	6,862
Clear Channel Communications, Inc.	234	8,195
Comcast Corp.	1,414	31,815
DIRECTV Group Inc/The*	334	9,385
EW Scripps Co.	41	1,931
Gannett Co., Inc.	106	3,054
Interpublic Group of Cos., Inc.*	219	2,183
McGraw-Hill Cos. Inc/The	151	6,265
Meredith Corp.	17	558
New York Times Co/The	68	1,185
News Corp.	1,081	19,404
Omnicom Group, Inc.	150	7,352
Time Warner, Inc.	1,678	26,647
Viacom, Inc.*	300	10,746
Walt Disney Co/The	884	29,702
Washington Post Co/The	3	1,885
		167,169
Multiline Retail – 0.8%
Big Lots, Inc.*	37	1,149
Dillard’s, Inc.	26	423
Family Dollar Stores, Inc.	67	1,434
JC Penney Co., Inc.	103	4,145
Kohl’s Corp.*	146	6,541
Macy’s, Inc.	202	4,781
Nordstrom, Inc.	84	2,938
Sears Holdings Corp.*	33	2,796
Target Corp.	384	20,490
		44,697

	Shares	Value

Specialty Retail – 1.5%
Abercrombie & Fitch Co.	40	$2,904
AutoNation, Inc.*	61	963
Autozone, Inc.*	19	2,405
Bed Bath & Beyond, Inc.*	123	3,919
Best Buy Co., Inc.	165	7,704
GameStop Corp.*	75	3,720
Gap Inc/The	214	3,906
Home Depot, Inc.	792	21,669
Lowe’s Cos., Inc.	687	16,488
Ltd. Brands, Inc.	145	2,810
Office Depot, Inc.*	129	1,638
OfficeMax, Inc.	36	781
RadioShack Corp.	59	864
Sherwin-Williams Co/The	48	2,695
Staples, Inc.	329	7,715
Tiffany & Co.	59	2,893
TJX Cos., Inc.	206	6,604
		89,678
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc.*	165	5,989
Jones Apparel Group, Inc.	40	673
Liz Claiborne, Inc.	47	821
Nike, Inc.	180	12,306
Polo Ralph Lauren Corp.	27	1,886
VF Corp.	40	3,028
		24,703
		487,524
Consumer Staples – 10.3%
Beverages – 2.4%
Anheuser-Busch Cos., Inc.	336	19,306
Brown-Forman Corp.	39	2,932
Coca-Cola Co/The	939	53,767
Coca-Cola Enterprises, Inc.	135	2,719
Constellation Brands, Inc.*	90	1,919
Molson Coors Brewing Co.	63	3,654
Pepsi Bottling Group, Inc.	64	2,075
PepsiCo, Inc.	752	51,362
		137,734
Food & Staples Retailing – 2.6%
Costco Wholesale Corp.	205	14,620
CVS Caremark Corp.	672	28,755
Kroger Co/The	315	8,707
Safeway, Inc.	206	6,565
SUPERVALU, Inc.	99	3,472
SYSCO Corp.	284	8,764

	Shares	Value

Wal-Mart Stores, Inc.	1,109	$64,034
Walgreen Co.	465	16,749
Whole Foods Market, Inc.	64	1,856
		153,522
Food Products – 1.5%
Archer-Daniels-Midland Co.	301	11,950
Campbell Soup Co.	104	3,482
ConAgra Foods, Inc.	229	5,400
Dean Foods Co.*	71	1,544
General Mills, Inc.	158	9,986
Hershey Co/The	79	3,096
HJ Heinz Co.	148	7,387
Kellogg Co.	122	6,321
Kraft Foods, Inc.	719	23,353
McCormick & Co. Inc.	59	2,217
Sara Lee Corp.	336	4,630
Tyson Foods, Inc.	129	2,430
WM Wrigley Jr Co.	101	7,790
		89,586
Household Products – 2.2%
Clorox Co.	64	3,656
Colgate-Palmolive Co.	239	17,772
Kimberly-Clark Corp.	197	12,569
Procter & Gamble Co.	1,446	95,508
		129,505
Personal Products – 0.2%
Avon Products, Inc.	200	7,812
Estee Lauder Cos. Inc/The	52	2,475
		10,287
Tobacco – 1.4%
Altria Group, Inc.	991	22,060
Philip Morris International, Inc.*	990	52,133
Reynolds American, Inc.	80	4,394
UST, Inc.	70	3,866
		82,453
		603,087
Energy – 14.1%
Energy Equipment & Services – 3.1%
Baker Hughes, Inc.	145	12,850
BJ Services Co.	138	4,168
Cameron International Corp.*	102	5,429
ENSCO International, Inc.	67	4,813
Halliburton Co.	413	20,064
Nabors Industries, Ltd.*	132	5,549

	Shares	Value

National Oilwell Varco, Inc.*	193	$16,081
Noble Corp.	125	7,892
Rowan Cos., Inc.	52	2,296
Schlumberger, Ltd.	562	56,835
Smith International, Inc.	95	7,497
Transocean, Inc.*	148	22,228
Weatherford International, Ltd.*	318	14,510
		180,212
Oil, Gas & Consumable Fuels – 11.0%
Anadarko Petroleum Corp.	220	16,493
Apache Corp.	156	20,913
Chesapeake Energy Corp.	223	12,214
Chevron Corp.	975	96,671
ConocoPhillips	733	68,242
Consol Energy, Inc.	85	8,293
Devon Energy Corp.	209	24,232
El Paso Corp.	328	6,412
EOG Resources, Inc.	116	14,921
Exxon Mobil Corp.	2,513	223,054
Hess Corp.	131	16,088
Marathon Oil Corp.	333	17,113
Murphy Oil Corp.	89	8,246
Noble Energy, Inc.	80	7,796
Occidental Petroleum Corp.	386	35,485
Peabody Energy Corp.	126	9,314
Range Resources Corp.	71	4,669
Spectra Energy Corp.	297	8,025
Sunoco, Inc.	55	2,446
Tesoro Corp.	63	1,566
Valero Energy Corp.	251	12,761
Williams Cos., Inc.	274	10,423
XTO Energy, Inc.	239	15,205
		640,582
		820,794
Financials – 15.6%
Capital Markets – 2.9%
American Capital Strategies, Ltd.	92	2,944
Ameriprise Financial, Inc.	106	5,010
Bank of New York Mellon Corp/The	535	23,823
Charles Schwab Corp/The	442	9,804
E*Trade Financial Corp.*	224	918
Federated Investors, Inc.	40	1,472
Franklin Resources, Inc.	73	7,389
Goldman Sachs Group Inc/The	185	32,636
Janus Capital Group, Inc.	69	2,001
Legg Mason, Inc.	62	3,336
Lehman Brothers Holdings, Inc.	249	9,166

	Shares	Value

Merrill Lynch & Co., Inc.	455	$19,984
Morgan Stanley	518	22,911
Northern Trust Corp.	90	6,840
State Street Corp.	182	13,108
T Rowe Price Group, Inc.	123	7,124
		168,466
Commercial Banks – 2.5%
BB&T Corp.	256	8,056
Comerica, Inc.	70	2,603
Fifth Third Bancorp	251	4,694
First Horizon National Corp.	89	854
Huntington Bancshares Inc.	169	1,506
Keycorp	188	3,660
M&T Bank Corp.	36	3,120
Marshall & Ilsley Corp.	122	2,835
National City Corp.	294	1,717
PNC Financial Services Group, Inc.	160	10,280
Regions Financial Corp.	324	5,774
SunTrust Banks, Inc.	165	8,615
US Bancorp	813	26,983
Wachovia Corp.	999	23,776
Wells Fargo & Co.	1,550	42,733
Zions Bancorporation	50	2,154
		149,360
Consumer Finance – 0.7%
American Express Co.	542	25,122
Capital One Financial Corp.	175	8,421
Discover Financial Services	226	3,876
SLM Corp.*	220	4,987
		42,406
Diversified Financial Services – 3.9%
Bank of America Corp.	2,086	70,945
CIT Group, Inc.	132	1,320
Citigroup, Inc.	2,447	53,565
CME Group, Inc.	25	10,757
IntercontinentalExchange, Inc.*	32	4,422
JPMorgan Chase & Co.	1,604	68,972
Leucadia National Corp.	79	4,290
Moody’s Corp.	96	3,560
NYSE Euronext	124	7,926
		225,757
Insurance – 3.8%
ACE, Ltd.	154	9,251
Aflac, Inc.	223	14,970
Allstate Corp/The(a)	264	13,448
AMBAC Financial Group, Inc.	139	435

	Shares	Value

American International Group, Inc.	1,264	$45,504
AON Corp.	142	6,701
Assurant, Inc.	45	3,061
Chubb Corp.	175	9,408
Cincinnati Financial Corp.	78	2,732
Genworth Financial, Inc.	202	4,464
Hartford Financial Services Group, Inc.	147	10,447
Lincoln National Corp.	123	6,785
Loews Corp.	205	10,162
Marsh & McLennan Cos., Inc.	245	6,671
MBIA, Inc.	97	675
MetLife, Inc.	333	19,990
Principal Financial Group, Inc.	121	6,520
Progressive Corp/The	317	6,359
Prudential Financial, Inc.	209	15,612
Safeco Corp.	42	2,814
Torchmark Corp.	42	2,663
Travelers Cos. Inc/The	291	14,495
Unum Group	162	3,901
XL Capital, Ltd.	84	2,933
		220,001
Real Estate Investment Trusts (REITs) – 1.2%
Apartment Investment & Management Co.	42	1,662
AvalonBay Communities, Inc.	36	3,643
Boston Properties, Inc.	56	5,473
Developers Diversified Realty Corp.	56	2,222
Equity Residential	126	5,328
General Growth Properties, Inc.	125	5,195
HCP, Inc.	111	3,803
Host Hotels & Resorts, Inc.	247	4,246
Kimco Realty Corp.	119	4,683
Plum Creek Timber Co., Inc.	80	3,732
Prologis	120	7,432
Public Storage	58	5,112
Simon Property Group, Inc.	104	10,333
Vornado Realty Trust	63	6,157
		69,021
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc.*	82	1,842

Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp.	268	1,410
Federal National Mortgage Association	497	13,429
Freddie Mac	303	7,702
Hudson City Bancorp, Inc.	243	4,325
MGIC Investment Corp.	56	673
Sovereign Bancorp, Inc.	225	2,057

	Shares	Value

Washington Mutual, Inc.	519	$4,681
		34,277
		911,130
Health Care – 11.3%
Biotechnology – 1.3%
Amgen, Inc.*	511	22,499
Biogen Idec, Inc.*	139	8,722
Celgene Corp.*	204	12,415
Genzyme Corp.*	125	8,558
Gilead Sciences, Inc.*	437	24,175
		76,369
Health Care Equipment & Supplies – 1.9%
Baxter International, Inc.	298	18,208
Becton Dickinson & Co.	114	9,627
Boston Scientific Corp.*	629	8,359
Covidien, Ltd.	234	11,721
CR Bard, Inc.	47	4,286
Hospira, Inc.*	75	3,146
Intuitive Surgical, Inc.*	18	5,285
Medtronic, Inc.	527	26,703
St Jude Medical, Inc.*	161	6,561
Stryker Corp.	112	7,230
Varian Medical Systems, Inc.*	58	2,757
Zimmer Holdings, Inc.*	110	8,008
		111,891
Health Care Providers & Services – 1.9%
Aetna, Inc.	233	10,988
AmerisourceBergen Corp.	76	3,141
Cardinal Health, Inc.	167	9,442
Cigna Corp.	132	5,359
Coventry Health Care, Inc.*	73	3,360
Express Scripts, Inc.*	118	8,509
Humana, Inc.*	79	4,033
Laboratory Corp. of America Holdings*	52	3,837
McKesson Corp.	136	7,841
Medco Health Solutions, Inc.*	246	11,919
Patterson Cos., Inc.*	61	2,075
Quest Diagnostics, Inc.	73	3,680
Tenet Healthcare Corp.*	219	1,292
UnitedHealth Group, Inc.	587	20,081
WellPoint, Inc.*	254	14,178
		109,735
Health Care Technology – 0.0%
IMS Health, Inc.	85	2,061

	Shares	Value

Life Sciences Tools & Services – 0.4%
Applera Corp. - Applied Biosystems Group	78	$2,711
Millipore Corp.*	26	1,889
PerkinElmer, Inc.	55	1,555
Thermo Fisher Scientific, Inc.*	195	11,509
Waters Corp.*	47	2,892
		20,556
Pharmaceuticals – 5.8%
Abbott Laboratories	727	40,967
Allergan Inc.	143	8,240
Barr Pharmaceuticals, Inc.*	50	2,190
Bristol-Myers Squibb Co.	929	21,172
Eli Lilly & Co.	464	22,337
Forest Laboratories, Inc.*	146	5,243
Johnson & Johnson	1,330	88,764
King Pharmaceuticals, Inc.*	113	1,159
Merck & Co., Inc.	1,016	39,583
Mylan, Inc.	144	1,922
Pfizer, Inc.	3,175	61,468
Schering-Plough Corp.	761	15,524
Watson Pharmaceuticals, Inc.*	48	1,371
Wyeth	627	27,883
		337,823
		658,435
Industrials – 11.5%
Aerospace & Defense – 2.8%
Boeing Co.	359	29,715
General Dynamics Corp.	188	17,324
Goodrich Corp.	58	3,759
Honeywell International, Inc.	350	20,867
L-3 Communications Holdings, Inc.	57	6,121
Lockheed Martin Corp.	160	17,510
Northrop Grumman Corp.	159	11,998
Precision Castparts Corp.	64	7,731
Raytheon Co.	200	12,772
Rockwell Collins, Inc.	76	4,664
United Technologies Corp.	461	32,750
		165,211
Air Freight & Logistics – 1.0%
CH Robinson Worldwide, Inc.	80	5,160
Expeditors International of Washington, Inc.	99	4,661
FedEx Corp.	144	13,206
United Parcel Service, Inc.	486	34,516
		57,543

	Shares	Value

Airlines – 0.1%
Southwest Airlines Co.	345	$4,506

Building Products – 0.1%
Masco Corp.	169	3,133
Trane, Inc.	81	3,760
		6,893
Commercial Services & Supplies – 0.5%
Allied Waste Industries, Inc.*	159	2,142
Avery Dennison Corp.	49	2,527
Cintas Corp.	61	1,801
Equifax, Inc.	60	2,290
Monster Worldwide, Inc.*	57	1,407
Pitney Bowes, Inc.	98	3,558
Robert Half International, Inc.	73	1,794
RR Donnelley & Sons Co.	99	3,250
Waste Management, Inc.	232	8,800
		27,569
Construction & Engineering – 0.2%
Fluor Corp.	41	7,649
Jacobs Engineering Group, Inc.*	57	5,402
		13,051
Electrical Equipment – 0.5%
Cooper Industries, Ltd.	82	3,824
Emerson Electric Co.	369	21,468
Rockwell Automation Inc.	70	4,099
		29,391
Industrial Conglomerates – 3.2%
3M Co.	332	25,750
General Electric Co.	4,690	144,077
Textron, Inc.	116	7,256
Tyco International, Ltd.	228	10,303
		187,386
Machinery – 2.0%
Caterpillar, Inc.	293	24,213
Cummins, Inc.	95	6,690
Danaher Corp.	120	9,382
Deere & Co.	205	16,675
Dover Corp.	90	4,867
Eaton Corp.	77	7,444
Illinois Tool Works, Inc.	187	10,042
Ingersoll-Rand Co., Ltd.	127	5,593
ITT Corp.	85	5,610
Manitowoc Co. Inc/The	61	2,373
PACCAR, Inc.	171	9,130
Pall Corp.	57	2,326

	Shares	Value

Parker Hannifin Corp.	78	$6,604
Terex Corp.*	48	3,425
		114,374
Road & Rail – 1.1%
Burlington Northern Santa Fe Corp.	139	15,714
CSX Corp.	188	12,983
Norfolk Southern Corp.	177	11,926
Ryder System, Inc.	27	1,983
Union Pacific Corp.	244	20,084
		62,690
Trading Companies & Distributors – 0.0%
WW Grainger, Inc.	31	2,829
		671,443
Information Technology – 16.3%
Communications Equipment – 2.6%
Ciena Corp.*	40	1,222
Cisco Systems, Inc.*	2,801	74,843
Corning, Inc.	739	20,204
JDS Uniphase Corp.*	105	1,299
Juniper Networks, Inc.*	247	6,797
Motorola, Inc.	1,060	9,890
QUALCOMM, Inc.	757	36,745
Tellabs, Inc.*	195	1,061
		152,061
Computers & Peripherals – 4.7%
Apple, Inc.*	412	77,765
Dell, Inc.*	958	22,091
EMC Corp.*	987	17,213
Hewlett-Packard Co.	1,158	54,495
International Business Machines Corp.	650	84,130
Lexmark International, Inc.*	45	1,659
NetApp, Inc.*	162	3,950
QLogic Corp.*	63	995
SanDisk Corp.*	106	3,001
Sun Microsystems, Inc.*	372	4,817
Teradata Corp.*	82	2,215
		272,331
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc.*	171	6,394
Jabil Circuit, Inc.	98	1,247
Molex, Inc.	66	1,837
Tyco Electronics, Ltd.	228	9,147
		18,625

	Shares	Value

Internet Software & Services – 1.7%
Akamai Technologies, Inc.*	78	$3,046
eBay, Inc.*	525	15,755
Google, Inc.*	108	63,267
VeriSign, Inc.*	99	3,964
Yahoo!, Inc.*	628	16,805
		102,837
IT Services – 0.9%
Affiliated Computer Services, Inc.*	46	2,493
Automatic Data Processing, Inc.	245	10,547
Cognizant Technology Solutions Corp.*	135	4,763
Computer Sciences Corp.*	77	3,785
Convergys Corp.*	57	919
Electronic Data Systems Corp.	239	5,853
Fidelity National Information Services, Inc.	80	3,222
Fiserv, Inc.*	76	3,979
Paychex, Inc.	150	5,183
Total System Services, Inc.	94	2,305
Unisys Corp.*	168	850
Western Union Co/The	353	8,345
		52,244
Office Electronics – 0.1%
Xerox Corp.	432	5,866

Semiconductors & Semiconductor Equipment – 2.6%
Advanced Micro Devices, Inc.*	287	1,975
Altera Corp.	143	3,309
Analog Devices, Inc.	138	4,845
Applied Materials, Inc.	636	12,599
Broadcom Corp.*	219	6,283
Intel Corp.	2,719	63,026
Kla-Tencor Corp.	79	3,643
Linear Technology Corp.	102	3,751
LSI Corp.*	314	2,283
MEMC Electronic Materials, Inc.*	106	7,278
Microchip Technology, Inc.	89	3,279
Micron Technology, Inc.*	355	2,865
National Semiconductor Corp.	105	2,210
Novellus Systems, Inc.*	49	1,171
Nvidia Corp.*	260	6,422
Teradyne, Inc.*	79	1,085
Texas Instruments, Inc.	622	20,203
Xilinx, Inc.	135	3,672
		149,899
Software – 3.4%
Adobe Systems, Inc.*	252	11,103
Autodesk, Inc.*	107	4,404

	Shares	Value

BMC Software, Inc.*	90	$3,609
CA, Inc.	183	4,857
Citrix Systems, Inc.*	86	2,944
Compuware Corp.*	132	1,345
Electronic Arts, Inc.*	148	7,430
Intuit, Inc.*	155	4,489
Microsoft Corp.	3,761	106,511
Novell, Inc.*	163	1,154
Oracle Corp.*	1,857	42,414
Symantec Corp.*	399	8,670
		198,930
		952,793
Materials – 3.7%
Chemicals – 2.0%
Air Products & Chemicals, Inc.	100	10,192
Ashland, Inc.	27	1,449
Dow Chemical Co/The	441	17,816
Eastman Chemical Co.	36	2,758
Ecolab, Inc.	82	3,676
EI Du Pont de Nemours & Co.	423	20,266
Hercules, Inc.	54	1,114
International Flavors & Fragrances, Inc.	37	1,553
Monsanto Co.	256	32,614
PPG Industries, Inc.	76	4,790
Praxair, Inc.	146	13,879
Rohm & Haas Co.	59	3,185
Sigma-Aldrich Corp.	60	3,526
		116,818
Construction Materials – 0.1%
Vulcan Materials Co.	50	3,846

Containers & Packaging – 0.1%
Ball Corp.	46	2,498
Bemis Co., Inc.	46	1,224
Pactiv Corp.*	59	1,453
Sealed Air Corp.	75	1,827
		7,002
Metals & Mining – 1.2%
Alcoa, Inc.	382	15,506
Allegheny Technologies, Inc.	48	3,600
Freeport-McMoRan Copper & Gold, Inc.	179	20,712
Newmont Mining Corp.	212	10,076
Nucor Corp.	146	10,921
Titanium Metals Corp.	48	835
United States Steel Corp.	55	9,499
		71,149

	Shares	Value

Paper & Forest Products – 0.3%
International Paper Co.	200	$5,444
MeadWestvaco Corp.	81	2,084
Weyerhaeuser Co.	98	6,108
		13,636
		212,451
Telecommunication Services – 3.4%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	2,835	113,117
CenturyTel, Inc.	50	1,771
Citizens Communications Co.	155	1,807
Embarq Corp.	72	3,407
Qwest Communications International, Inc.	717	3,477
Verizon Communications, Inc.	1,349	51,896
Windstream Corp.	211	2,815
		178,290
Wireless Telecommunication Services – 0.4%
American Tower Corp.*	190	8,687
Sprint Nextel Corp.	1,337	12,514
		21,201
		199,491
Utilities – 3.6%
Electric Utilities – 2.1%
Allegheny Energy, Inc.	78	4,270
American Electric Power Co., Inc.	187	7,916
Duke Energy Corp.	593	10,958
Edison International	153	8,144
Entergy Corp.	90	10,869
Exelon Corp.	310	27,280
FirstEnergy Corp.	142	11,177
FPL Group, Inc.	190	12,829
Pepco Holdings, Inc.	95	2,569
Pinnacle West Capital Corp.	46	1,554
PPL Corp.	175	8,979
Progress Energy, Inc.	122	5,217
Southern Co.	359	12,996
		124,758
Gas Utilities – 0.1%
Nicor, Inc.	20	817
Questar Corp.	80	5,137
		5,954
Independent Power Producers & Energy Traders – 0.3%
AES Corp/The*	313	6,097

	Shares	Value

Constellation Energy Group, Inc.	82	$7,071
Dynegy, Inc.*	235	2,214
		15,382
Multi-Utilities – 1.1%
Ameren Corp.	97	4,409
Centerpoint Energy, Inc.	154	2,609
CMS Energy Corp.	104	1,621
Consolidated Edison, Inc.	127	5,245
Dominion Resources Inc.	270	12,501
DTE Energy Co.	76	3,362
Integrys Energy Group, Inc.	36	1,849
NiSource, Inc.	129	2,334
PG&E Corp.	167	6,611
Public Service Enterprise Group, Inc.	238	10,534
Sempra Energy	122	7,053
TECO Energy, Inc.	100	2,037
Xcel Energy, Inc.	201	4,283
		64,448
		210,542
Total Common Stocks (cost $5,470,036)		5,727,690

SHORT-TERM INVESTMENTS – 5.7%
INVESTMENT COMPANIES – 5.7%
SSgA U.S. Treasury Money Market Fund (cost $329,892)	329,892	329,892

Total Investments – 103.9% (cost $5,799,928)		6,057,582
Other assets less liabilities – (3.9)%		(224,918)

Net Assets – 100%		$5,832,664

(a)	Affiliated security.
*	Non-income producing security.

Note 1. Security Valuation

For equity securities traded on a U.S. exchange, the market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.  Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade before the time when assets are valued.  Securities for which a market price is not available or the value of which is affected by an intervening significant event which occurred prior to the time when the Fund’s NAV is computed, are valued in a manner that is intended to reflect their fair value as determined in good faith and in accordance with the valuation procedures approved by the Board of Trustees of the Funds.  The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

Investments in the Underlying Portfolios are valued at their net asset value each business day.

In September, 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), which is effective during the first required financial reporting period for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable	Total
Fund	(Level 1)	(Level 2)	Inputs (Level 3)	May 31, 2008

Allstate ClearTarget 2005 Retirement Fund	$295,884	$—	$—	$295,884
Other Financial Instruments*	—	—	—	—
Total	$295,884	$—	$—	$295,884

Allstate ClearTarget 2010 Retirement Fund	$294,141	$—	$—	$294,141
Other Financial Instruments*	—	—	—	—
Total	$294,141	$—	$—	$294,141

Allstate ClearTarget 2015 Retirement Fund	$296,002	$—	$—	$296,002
Other Financial Instruments*	—	—	—	—
Total	$296,002	$—	$—	$296,002

Allstate ClearTarget 2020 Retirement Fund	$159,201	$—	$—	$159,201
Other Financial Instruments*	—	—	—	—
Total	$159,201	$—	$—	$159,201

Allstate ClearTarget 2030 Retirement Fund	$167,213	$—	$—	$167,213
Other Financial Instruments*	—	—	—	—
Total	$167,213	$—	$—	$167,213

Allstate ClearTarget 2040 Retirement Fund	$170,488	$—	$—	$170,488
Other Financial Instruments*	—	—	—	—
Total	$170,488	$—	$—	$170,488

Allstate ClearTarget 2050 Retirement Fund	$157,980	$—	$—	$157,980
Other Financial Instruments*	—	—	—	—
Total	$157,980	$—	$—	$157,980

Allstate Large Cap Index Fund	$6,057,582	$—	$—	$6,057,582
Other Financial Instruments*	—	—	—	—
Total	$6,057,582	$—	$—	$6,057,582

* Other financial instruments include options, futures, swaps and forward contracts.  As of May 31, 2008, the Funds did not hold any of these securities.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Note 2. Income Tax Information

As of May 31, 2008, the federal tax cost and net unrealized appreciation (depreciation) were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation

Allstate ClearTarget 2005 Retirement Fund	$293,075	$3,496	$(687)	$2,809
Allstate ClearTarget 2010 Retirement Fund	290,546	4,129	(534)	3,595
Allstate ClearTarget 2015 Retirement Fund	291,774	4,627	(399)	4,228
Allstate ClearTarget 2020 Retirement Fund	154,695	4,707	(201)	4,506
Allstate ClearTarget 2030 Retirement Fund	161,923	5,385	(95)	5,290
Allstate ClearTarget 2040 Retirement Fund	164,866	5,718	(96)	5,622
Allstate ClearTarget 2050 Retirement Fund	152,456	5,618	(94)	5,524
Allstate Large Cap Index Fund	5,799,928	335,418	(77,764)	257,654

Item 2. Controls and Procedures

(a)     The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)     During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Financial Investment Trust

By:	/s/ James E. Hohmann
Name: James E. Hohmann

Title: President

Date: July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Hohmann	By:	/s/ Darryl Baltimore
	Name: James E. Hohmann		Name:	Darryl Baltimore
	Title: President		Title:	Treasurer

Date: July 23, 2008